Allowance for Credit Losses (Impairment By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	$ 1,667	$ 19,447
Loans Individually Evaluated for Impairment, Allowance	99	279
Loans Collectively Evaluated for Impairment, Recorded Investment	7,207,484	7,522,307
Loans Collectively Evaluated for Impairment, Allowance	110,275	108,780
Commercial, financial and agricultural | Domestic | Commercial.
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	298	1,189
Loans Individually Evaluated for Impairment, Allowance	29	209
Loans Collectively Evaluated for Impairment, Recorded Investment	1,501,554	1,784,747
Loans Collectively Evaluated for Impairment, Allowance	23,149	21,699
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	562	439
Loans Collectively Evaluated for Impairment, Recorded Investment	2,710,494	2,288,869
Loans Collectively Evaluated for Impairment, Allowance	35,654	30,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	131	134
Loans Collectively Evaluated for Impairment, Recorded Investment	284,405	440,910
Loans Collectively Evaluated for Impairment, Allowance	3,291	5,051
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	589	17,496
Loans Individually Evaluated for Impairment, Allowance	70	70
Loans Collectively Evaluated for Impairment, Recorded Investment	1,667,524	1,829,261
Loans Collectively Evaluated for Impairment, Allowance	35,320	37,542
Real estate - mortgage | Domestic | Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	87	151
Loans Collectively Evaluated for Impairment, Recorded Investment	403,571	404,968
Loans Collectively Evaluated for Impairment, Allowance	4,073	3,874
Real estate - mortgage | Domestic | Residential Junior Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment		38
Loans Collectively Evaluated for Impairment, Recorded Investment	464,173	593,987
Loans Collectively Evaluated for Impairment, Allowance	7,754	9,570
Consumer | Domestic
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Collectively Evaluated for Impairment, Recorded Investment	40,966	40,595
Loans Collectively Evaluated for Impairment, Allowance	272	291
Foreign. | Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Collectively Evaluated for Impairment, Recorded Investment	134,797	138,970
Loans Collectively Evaluated for Impairment, Allowance	$ 762	$ 753